Inventories (Tables)	12 Months Ended
Mar. 31, 2015
Inventories [Abstract]
Schedule of Inventories, Net of Allowances
	March 31,
	2014	2015

Raw materials	$5,198	$4,963
Work-in-progress	4,289	4,437
Finished goods	1,525	1,428
	$11,012	$10,828

Schedule of Obsolescence Allowance for Inventory

	Year ended March 31
	2013	2014	2015

Balance at beginning of the year	$3,711	$3,450	$3,554
Additional charges	110	134	341
Written off	(371)	(30)	(8)
Balance at the end of the year	$3,450	$3,554	$3,887